Summary of Significant Accounting Policies - Schedule of Intangible Assets (Details)	Dec. 31, 2025
License [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives	5 years
Computer software [Member] | Minimum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives	3 years
Computer software [Member] | Maximum [Member]
Schedule of Estimated Useful Lives of Intangible Assets [Line Items]
Estimated useful lives	5 years